Supplement to the
Fidelity Advisor® Stock Selector Mid Cap Fund (formerly Fidelity Advisor Mid Cap Fund)
Class A, Class T, Class B, and Class C
January 28, 2012
Prospectus

Effective March 6, 2012, Michael Valentine no longer serves as a co-manager of the fund. All references to Mr. Valentine are no longer applicable.

Effective March 6, 2012, the following information supplements similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 7.

Rayna Lesser (co-manager) has managed the fund since February 2012.

The following information replaces the biographical information for Michael Valentine found in the "Fund Management" section on page 24.

Rayna Lesser is co-manager of the fund, which she has managed since February 2012. She also manages other funds. Since joining Fidelity Investments in 2005, Ms. Lesser has worked as an analyst, portfolio assistant and portfolio manager.

MC-12-01  March 6, 2012
1.756202.132

Supplement to the
Fidelity Advisor® Stock Selector Mid Cap Fund (formerly Fidelity Advisor Mid Cap Fund)
Institutional Class
January 28, 2012
Prospectus

Effective March 6, 2012, Michael Valentine no longer serves as a co-manager of the fund. All references to Mr. Valentine are no longer applicable.

Effective March 6, 2012, the following information supplements similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Rayna Lesser (co-manager) has managed the fund since February 2012.

The following information replaces the biographical information for Michael Valentine found in the "Fund Management" section on page 23.

Rayna Lesser is co-manager of the fund, which she has managed since February 2012. She also manages other funds. Since joining Fidelity Investments in 2005, Ms. Lesser has worked as an analyst, portfolio assistant and portfolio manager.

MCI-12-01  March 6, 2012
1.756201.124